FINANCE LEASE OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Less: Future interest charges	$ (28)	$ (54)
Present value of lease payments	486	1,134
Less: current portion	(208)	(692)
Non-current portion	278	442
Not later than one year [member]
Statement [Line Items]
Contractual maturities	213	716
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Contractual maturities	301	444
Later Than Five Years [Member]
Statement [Line Items]
Contractual maturities	$ 0	$ 28